INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

8.      INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)      Investments in joint ventures

Movements in investments in joint ventures are as follows:

	2018	2019
As at January 1	6,007,624	3,393,349
Capital injections	90,000	50,000
A joint venture changed into a subsidiary	(2,048,780)	—
Disposal*	—	(114,604)
Share of profits and losses for the year	(199,452)	270,115
Share of changes in reserves	(2,837)	8,746
Cash dividends declared	(236,253)	(222,024)
Impairment	(216,953)	—

As at December 31	3,393,349	3,385,582

*  In March 2019, a subsidiary of the Group Ningxia Energy transferred, through an auction transaction, its 50% equity interest in Ningxia Zhongning Power Co., Ltd.

As at December 31, 2019, all joint ventures of the Group were unlisted.

As at December 31, 2019, particulars of the Group's material joint venture is as follows:

Effective equity
	Place of	Registered		interest held
	establishment	and paid-in	Principal	Ownership	Voting	Profit
Name	and operation	capital	activities	interest	power	sharing
Guangxi Huayin Aluminum Co., Ltd. * (“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/ Mainland China	2,441,987	Manufacturing	33%	33%	33%

Guangxi Huayin, which is considered a material joint venture of the Group, is accounted for using the equity method.

*    The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

The following table illustrates the summarized financial information in respect of Guangxi Huayin :

	2018	2019
Cash and cash equivalents	232,022	261,447
Other current assets	1,233,669	1,222,290
Current assets	1,465,691	1,483,737

Non-current assets	5,473,480	5,249,101

Financial liabilities	840,000	1,106,593
Other current liabilities	961,283	960,077
Current liabilities	1,801,283	2,066,670

Non-current liabilities	814,691	414,299

Net assets	4,323,197	4,251,869
Non-controlling interests	—	—

Reconciliation to the Group’s interest in the joint venture:
Proportion of the Group’s ownership	33%	33%
Group’s share of net assets of the joint venture	1,426,655	1,403,117
Carrying amount of the investment	1,426,655	1,403,117

	2017	2018	2019

Revenue	5,547,895	5,173,801	5,226,893
Gross profit	1,844,116	979,991	1,303,254
Interest income	31,754	6,365	9,781
Depreciation and amortization	524,090	509,556	525,109
Interest expenses	132,273	77,438	63,351
Profit before income tax	1,507,883	504,875	621,315
Income tax	214,264	78,827	79,300

Other comprehensive income	—	—	—

Total comprehensive income for the year	1,293,619	426,048	542,015

Share of the joint ventures’ profits and losses for the year	426,894	140,693	178,865
Dividend received	40,260	132,000	198,000

The following table illustrates the aggregate financial information of the Group’s joint ventures that are not individually material:

	2018	2019
Share of the joint ventures’ profits and losses for the year	(340,145)	91,250
Share of the joint ventures’ total comprehensive income	(340,145)	91,250

Aggregate carrying amount of the Group’s investments in joint ventures	1,858,386	1,870,538

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)      Investments in associates

Movements in investments in associates are as follows:

	2018	2019
As at January 1	6,935,030	6,363,462
Investment to Yunnan Aluminium (Note (1), Note (27) )	—	1,491,736
Investment to Heqing Yixin Aluminum Industry Co., Ltd. (鶴慶溢鑫鋁業有限公司) (“Yixin Aluminum”) (Note (2), Note (27) )	—	941,160
Capital injections, other than to Yunnan Aluminium and Yixin Aluminum	315,300	729,368
Subsidiaries changed into associates	—	16,283
Associates changed into subsidiaries	(862,214)	—
Capital reduction	(32,720)	(20,250)
Share of profits and losses for the year	39,335	48,767
Cash dividends declared	(36,157)	(50,314)
Share of changes in reserves	4,888	(7,811)

As at December 31	6,363,462	9,512,401

Note (1): Investment to Yunnan Aluminium

On December 19, 2019, the Company and Yunnan Aluminum entered into a Share Subscription Agreements ("Subscription Agreements"), pursuant to which the Company subscribed for 314,050,688 shares of Yunnan Aluminum at a price of RMB4.10 per share with the total subscription amount of RMB1,288 million. Upon completion of the subscription, the Company obtained 10.04% equity interests in Yunnan Aluminum.

The Group considers that it has significant influence over Yunnan Aluminum even though it owns less than 20% of the voting rights, on the grounds that after the investment, the Group is the second largest shareholder of Yunnan Aluminum and one out of the eleven directors of the board of directors of Yunnan Aluminum exercises director's rights on behalf of the Group.

As at the date of this announcement, Chinalco is the controlling Shareholder of the Company, and Yunnan Aluminum is a subsidiary of Chinalco. Therefore, Yunnan Aluminum is a connected person of the Company under the Hong Kong Listing Rules. As such, the transaction contemplated under the Shares Subscription Agreement constitutes a connected transaction under Chapter 14A of the Hong Kong Listing Rules. The investment constitutes a related party transaction which was disclosed in Note 35 (a).

The investment to Yunnan Aluminum, which is a listed company, is conducive for resolving business competitions between the Company and Yunnan Aluminum and is in line with the development strategies and in the whole interests of the Company.

The excess of the fair value of identifiable net assets as at the acquisition date over the consideration transferred approximates to RMB204 million, which was mainly arising from the fair value adjustments for certain intangible assets according to a professional valuer’s report, was recognized in other gains for the year ended December 31, 2019.

Note (2): Investment to Yixin Aluminum

On December 10, 2019, the Company entered into the Capital Contribution Agreement with shareholders of Yixin Aluminum, including Yunnan Aluminum, Wenshan Aluminum Co., Ltd. (“Wenshan Aluminum”) and three individual shareholders, pursuant to which the Company agreed to make a capital contribution of RMB850 million in cash to Yixin Aluminum. Upon completion of the capital contribution, the Company holds approximately 38.90% equity investments of Yixin Aluminum.

Chinalco is the controlling Shareholder of the Company, and Yunnan Aluminum, Wenshan Aluminum and Yixin Aluminum are subsidiaries of Chinalco. Therefore, Yunnan Aluminum, Wenshan Aluminum and Yixin Aluminum are connected persons of the Company under the Hong Kong Listing Rules. As such, the transaction contemplated under the Capital Contribution Agreement constitutes a connected transaction under Chapter 14A of the Hong Kong Listing Rules. The investment constitutes a related party transaction which was disclosed in Note 35 (a).

The investment to Yixin Aluminum is to facilitate the Company in participating in the green development layout on the integration of water, electricity and aluminum in Yunnan Province and obtaining competitive assets for its principal business.

The excess of the fair value of identifiable net assets as at the acquisition date over the consideration transferred approximated to RMB91 million, which was mainly arising from the fair value adjustments for constructions according to a professional valuer’s report, was recognized in other gains for the year ended December 31, 2019.

As at December 31, 2019, all associates , except for Yunnan Aluminium, of the Group were unlisted.

As at December 31, 2019, no associate was individually material to the Group.

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	2018	2019
Share of the associates’ profits and losses	39,335	48,767
Share of the associates’ total comprehensive income	39,335	48,767

Aggregate carrying amount of the Group’s investments in the associates	6,363,462	9,512,401

As at December 31, 2019, there were no proportionate interests of the Group in the associates' capital commitments (December 31, 2018: Nil).

As at December 31, 2019, the Group had pledged investments in associates amounting to RMB539 million (December 31, 2018: investments in associates amounting to RMB536 million) as set out in Note 24 to the financial statements.

There were no material contingent liabilities relating to the Group’s interests in the associates and the associates themselves.